Income Taxes - Summary of Profit / (Loss) Before Income Taxes (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Income Tax Disclosure [Line Items]
Total loss before income taxes	¥ (66,167)	$ (9,623)	¥ (94,271)	¥ (57,472)
Cayman Islands
Income Tax Disclosure [Line Items]
Total loss before income taxes	6,622	964	(10,584)	(3,214)
British Virgin Islands
Income Tax Disclosure [Line Items]
Total loss before income taxes	(25)	(4)	(2)	(4)
Hong Kong
Income Tax Disclosure [Line Items]
Total loss before income taxes	208	30	(34)	563
China
Income Tax Disclosure [Line Items]
Total loss before income taxes	¥ (72,972)	$ (10,613)	¥ (83,651)	¥ (54,817)